UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/16	2,500,000	2,929,675
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,773,412
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,255,030
Arizona--2.6%
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/13	2,690,000	2,878,381
Pima County,
Sewer System Revenue
Obligations	5.00	7/1/16	2,000,000	2,306,520
Regional Public Transportation
Authority, Transportation
Excise Tax Revenue (Maricopa
County Public Transportation
Fund)	5.00	7/1/13	4,590,000	4,889,911
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	4,138,103
California--9.5%
California,
GO	5.00	9/1/16	2,500,000	2,915,500
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,901,135
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/15	2,695,000	3,132,695
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,625,000	3,635,476
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/15	7,335,000	8,216,667
California State Public Works
Board, LR (The Regents of the
Univeristy of California)
(Various Univeristy of

California Projects)	5.00	12/1/15	5,000,000	5,729,600
California State Public Works
Board, LR (Various Capital
Projects)	4.00	10/1/16	2,000,000	2,170,980
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000	4,355,960
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	3,695,000	3,915,591
Los Angeles County Metropolitan
Transportation Authority,
General Revenue (Union Station
Gateway Project)	5.00	7/1/13	1,150,000	1,225,141
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,566,200
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,218,000
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,593,778
Southern California Public Power
Authority, Transmission
Project Revenue (Southern
Transmission Project)	5.00	7/1/14	3,000,000	3,304,110
Colorado--.1%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	778,833
Connecticut--1.6%
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.00	12/1/15	7,500,000	8,680,275
District of Columbia--1.7%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,441,550
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/13	3,300,000	3,542,220
Florida--10.5%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,159,860
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,883,295
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	755,550
Clearwater,

Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,512,980
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,727,514
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,761,300
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	5,936,795
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,501,738
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,946,587
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,077,900
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company
Project)	5.10	10/1/13	1,855,000	1,902,006
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	2,025,361
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,567,186
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/14	3,000,000	3,231,180
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,083,710
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,163,423
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/14	2,000,000	2,190,740
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000	2,617,503
Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000	1,477,367
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,648,275
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty

Municipal Corp.)	4.00	10/1/14	1,715,000		1,797,903
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/15	2,080,000		2,393,310
Georgia--.4%
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	1/1/14	2,100,000	a	2,301,411
Hawaii--1.1%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000		6,073,516
Illinois--5.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000		4,029,347
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	a	2,946,078
Chicago,
Passenger Facility Charge
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/15	1,000,000		1,096,670
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000		2,173,060
Illinois,
GO	5.00	1/1/14	7,300,000		7,802,970
Illinois,
GO	5.00	1/1/15	2,665,000		2,911,139
Illinois,
Sales Tax Revenue	5.00	6/15/14	2,340,000		2,564,453
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	4.00	6/1/13	1,200,000		1,247,052
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/14	3,800,000		4,104,912
Indiana--2.1%
Indiana Finance Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/13	2,045,000		2,207,946
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000	a	1,067,190
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000		2,259,380
Indianapolis Local Public

Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	1/1/14	2,230,000	2,316,546
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,310,320
Kansas--.4%
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,265,464
Louisiana--1.2%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	5,885,000	6,274,528
Maryland--3.8%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	8/1/13	1,000,000	1,074,940
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	11/1/15	5,600,000	6,507,760
Harford County,
GO (Consolidated Public
Improvement)	5.00	7/1/13	2,650,000	2,839,740
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/15	3,435,000	3,961,276
Montgomery County,
GO (Consolidated Public
Improvement)	5.00	7/1/16	5,105,000	6,057,644
Massachusetts--1.2%
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/13	2,100,000	2,255,589
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,292,200
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	702,130
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,426,100
Michigan--4.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,341,250
Detroit,

Water Supply System Senior
Lien Revenue	5.00	7/1/15	1,000,000	1,091,600
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/16	1,000,000	1,108,760
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	1/15/15	4,300,000	4,846,057
Michigan Finance Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/15	5,000,000	5,766,750
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,749,250
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/14	2,500,000	2,693,675
Minnesota--.3%
Saint Paul Independent School
District Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,545,944
Missouri--.6%
Missouri Board of Public
Buildings, Special Obligation
Revenue	4.00	10/1/15	3,000,000	3,355,380
Nebraska--.8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,394,501
Nevada--.9%
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000	1,102,090
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/14	2,650,000	2,941,049
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000	1,058,958
New Jersey--2.7%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000	5,648,800
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/14	1,795,000	1,886,922
New Jersey Higher Education
Student Assistance Authority,

Student Loan Revenue	5.00	12/1/14	1,660,000	1,805,947
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000	235,595
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	4,785,000	5,205,649
New Mexico--1.3%
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000	4,007,899
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,260,190
New York--6.2%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,915,987
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/14	2,120,000	2,368,379
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	2,880,000	3,110,256
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000	3,005,566
New York City,
GO	5.00	8/1/15	2,000,000	2,281,860
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/15	2,000,000	2,214,380
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000	4,453,309
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,374,070
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,112,480
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	3,887,510
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,829,500
North Carolina--.6%

Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,295,440
Ohio--.5%
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000	1,225,567
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,425,250
Oklahoma--1.6%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,588,360
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,295,237
Oregon--1.5%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/16	1,750,000	2,058,928
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000	6,025,838
Pennsylvania--6.3%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,091,260
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,061,010
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,108,750
Pennsylvania,
GO	5.00	7/15/14	3,000,000	3,341,340
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,342,836
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,750,705
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,201,240
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/13	4,225,000	4,500,893
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,859,494
Pennsylvania Turnpike Commission,

Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,066,592
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,604,524
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,331,316
South Carolina--3.6%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,902,398
Columbia,
Waterworks and Sewer System
Revenue	4.00	2/1/15	1,000,000	1,102,510
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000	1,086,520
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,090,090
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	3,595,000	3,918,874
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	10,740,400
Tennessee--1.0%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	5,000,000	5,625,650
Texas--9.2%
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,701,015
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,428,037
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,712,595
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,468,163
Garland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,815,000	2,058,228
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	3,130,340
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	3,122,196
Katy Independent School District,
Unlimited Tax Bonds (Permanent

School Fund Guarantee Program)	5.00	2/15/15	1,625,000		1,842,766
Lower Colorado River Authority,
Revenue	5.00	5/15/14	1,000,000		1,098,010
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000		3,975,068
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000		2,664,725
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000		2,601,088
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000		1,582,083
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	705,000		761,259
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	2,295,000		2,463,430
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000		3,307,080
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/14	4,835,000		5,349,009
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000		2,728,225
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000		1,097,280
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/16	4,415,000		5,150,230
Utah--.3%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000		1,645,425
Virginia--4.6%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000	a	2,162,724
Virginia Housing Development
Authority, Commonwealth

Mortgage Revenue	4.20	1/1/14	4,500,000		4,646,295
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000		1,555,050
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/13	3,250,000		3,485,495
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000		2,224,660
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000		2,224,660
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000		4,243,504
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000		4,312,915
Washington--5.1%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000		1,677,405
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000		2,538,600
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000		1,855,244
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000	b	2,250,000
King County,
Sewer Revenue	5.00	1/1/16	5,000,000		5,813,850
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000		1,185,860
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000		4,925,610
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000		1,697,460
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000		5,896,550
Wisconsin--1.3%
Wisconsin,
GO	5.00	5/1/16	1,500,000		1,763,385
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/14	3,250,000		3,593,135
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000		1,468,438

U.S. Related--3.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000		2,472,891
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,091,110
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	5,000,000		5,297,850
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000		1,847,402
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000		5,374,450
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000		1,048,650
Total Long-Term Municipal Investments
(cost $524,364,770)					536,705,617
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.3%	Rate (%)	Date	Amount ($)		Value ($)
California--.1%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.04	1/1/12	400,000	c	400,000
New York--.2%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.08	1/1/12	1,500,000	c	1,500,000
Total Short-Term Municipal Investments
(cost $1,900,000)					1,900,000
Total Investments (cost $526,264,770)			98.9%		538,605,617
Cash and Receivables (Net)			1.1%		5,760,153
Net Assets			100.0%		544,365,770

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing--security in default.
c	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $526,264,770. Net unrealized appreciation on investments was $12,340,847 of which $13,244,956 related to appreciated investment securities and $904,109 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOT	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PFLOAT	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROC	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	538,605,617	-	538,605,617

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)